401 (K) Savings Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Archer Aviation Inc
401(k) Savings Plan

11.      401(k) Savings Plan

The Company maintains a 401(k) savings plan for the benefit of its employees. The Company makes matching contributions equal to 50% of each employee contribution, subject to the maximum amount established by the Internal Revenue Service. All current employees are eligible to participate in the 401(k) savings plan. The Company’s matching contributions were approximately $123 and $252 for the three and six months ended June 30, 2021, respectively, and $67 and $126 for the three and six months ended June 30, 2020, respectively.

12. 401(k) Savings Plan

The Company maintains a 401(k) savings plan for the benefit of its employees. The Company makes matching contributions equal to 50% of each employee contribution, not to exceed $9 a year. All current employees are eligible to participate in the 401(k) savings plan. The Company’s matching contributions were approximately $276 for the year ended December 31, 2020. As the 401(k) savings plan became effective in February 2020, the Company did not match any employee contributions for the year ended December 31, 2019.